Accounts Payable, Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities [Abstract]
Trade accounts payable	$ 648,921	$ 530,702	$ 468,803
Accrued payroll liabilities	18,502	9,404	17,827
Accrued operating expenses	209,439	177,204	90,462
Accrued interest	40,792	78,393	161,171
Accrued commissions payable from 2022 MSSP Consideration	25,000	25,000	25,000
Product return allowance	87	777	2,049
Total	$ 942,741	$ 821,480	$ 765,312